LICENSE ASSET (Tables)	12 Months Ended
Dec. 31, 2025
LICENSE ASSET
Schedule of license asset

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total	9,000	—	—